Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net	OTHER INTANGIBLE ASSETS, NET
Other intangible assets, net are detailed below:

December 31, 2023	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	764	(547)	217
Purchased & internally developed software	509	(415)	94
Technologies in progress	56	—	56
Total	1,329	(962)	367

December 31, 2022	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	776	(507)	269
Purchased & internally developed software	602	(507)	95
Technologies in progress	41	—	41
Total	1,419	(1,014)	405
Fully amortized intangible assets that are no longer in use have been removed from the above tabular presentation. Comparative periods have been adjusted accordingly.
The line “Technologies in progress” in the table above also includes internally developed software under construction and software not ready for their intended use.
Amortization expense related to intangible assets subject to amortization was $97 million, $103 million and $93 million for the years ended December 31, 2023, 2022 and 2021, respectively.
Estimated future amortization expense related to intangible assets as of December 31, 2023 is as follows:

Year
2024	111
2025	84
2026	56
2027	30
2028	19
Thereafter	67
Total	367
In 2023, the Company recorded a total $42 million impairment loss, of which $25 million reported in the line “Research and development expenses” and $17 million in the line "Cost of sales" of the consolidated statement of income. The impairment loss was related primarily to technologies acquired as part of certain business combinations.
In 2022, the Company impaired $38 million of certain technologies acquired as part of certain recent business combinations. In 2021, the Company impaired $1 million of acquired licenses and technologies with no alternative future use.